Treasury Stock - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Feb. 28, 2023 CNY (¥) shares	May 31, 2023 CNY (¥)	May 31, 2023 USD ($)	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) Employees shares	Dec. 31, 2023 USD ($) Employees shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Equity, Class of Treasury Stock [Line Items]
Treasury stock						3,023,138	3,023,138
Stock repurchased during period, value | ¥								¥ 16,412
Restricted Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased shares						434,000	434,000
Stock repurchased during period, value						¥ 47,751	$ 6,726
Share-Based Payment Arrangement, Plan Modification, Number of Grantees Affected | Employees						102	102
Founder [Member] | Restricted Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased shares									61,026
Stock repurchased during period, value | ¥									¥ 4,270
ESIP No.1 And ESIP No.2 [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock						540,014	540,014
Shareholder [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock	15,783					15,783	15,783
Stock repurchased during period, value | ¥	¥ 1,000
Treasury stock [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased shares								163,877
Shares reserved for future issuance								163,877
Stock repurchased during period, value		¥ 6,638	$ 935			¥ 4,984
Treasury stock [Member] | Accelerated Share epurchase [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program authorized amount | $					$ 10,000
Weighted average price | $ / shares					$ 3.3078
Stock repurchased during period, value | ¥				¥ 57,193
Additional paid-in capital [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during period, value | ¥						¥ 11,428
Additional paid-in capital [Member] | Accelerated Share epurchase [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during period, value | ¥				¥ 9,657
Common Stock [Member] | Accelerated Share epurchase [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased shares				3,023,138	3,023,138
Stock repurchased during period, value | $					$ 10,000